Taxes to Recover - Summary of estimated recovery of PIS and COFINS credit (Detail) - PIS and COFINS [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	R$ 1,297,029
Up to 1 Year
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	528,999
From 1 to 2 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	405,998
From 2 to 3 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	178,049
From 3 to 5 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	R$ 183,983